Net Other Operating Income - Disclosure of components of net other operating (income) losses (Details) - CAD ($) $ in Millions		12 Months Ended
	Jul. 20, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expenses [Line Items]
Coal supply agreement		$ 29	$ 0	$ 0
Alberta Off-Coal Agreement	$ (40)	(40)	(40)	(40)
Insurance recoveries		0	(10)	(7)
Other operating expenses		0	1	0
Net other operating income		$ (11)	$ (49)	$ (47)